Offerings	Sep. 02, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	30,263,157
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 605,263,140.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 92,665.79
Offering Note	Includes 3,947,368 additional shares that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 1.00
Amount of Registration Fee	$ 0.00
Offering Note	See note 1.